Events after Balance Sheet date	6 Months Ended
Jun. 30, 2026
Events after Balance Sheet date
Events after Balance Sheet date
7.	Events after Balance Sheet date

Subsequent to the reporting date, the Group repaid in full the outstanding balance of €190 million drawn under the term loan facility previously classified as non-current liabilities as well as €150 million to Unilever in respect of the working capital subsidy. Further commercial papers of €290 million were issued with repayments of €340 million leading to a decrease from €200 million to €150 million, which is in line with ongoing short-term liquidity management. These transactions do not have any impact on net debt as at the reporting date.